Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brinker Capital, Inc.
Address: 1055 Westlakes Drive, Suite 250, Berwyn PA 19312

Form 13F File Number: 28-14331
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Brian Ferko
        ------------------------------------
Title:  Chief Compliance Officer
        ------------------------------------
Phone:  610 407 5406
        ------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian Ferko              Berwyn, PA          February 14, 2013
-----------------------     -------------        -----------------
[Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number Name

     ------------ ----------------------------------------------------
     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      None
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Form 13F Information Table Entry Total: 136
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Form 13F Information Table Value Total: $722,608
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                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


      No. Form 13F File Number Name

      28-
      --------------------------- --------------------------------------
      [Repeat as necessary.]

                                                                 VALUE              Sh/  Put/  Invstmt     Other   Voting Authority
Name of Issuer                       Title of Class  CUSIP      (x$1000)  SHARES    Prn  Call Discretion  Managers Sole Shared  None
3M COMPANY                           Common          88579Y101  $    931    10027   Sh           Sole                    10027
ACCENTURE PLC IRELAND - CLASS A      Common          G1151C101  $    265     3999   Sh           Sole                     3999
ADOBE SYSTEMS INC                    Common          00724F101  $    301     8013   Sh           Sole                     8013
AFLAC INC                            Common          001055102  $    232     4368   Sh           Sole                     4368
AIRCASTLE LTD    COM                 Common          G0129K104  $  1,885   150365   Sh           Sole                   150365
ALASKA AIR GROUP INC                 Common          011659109  $    530    12308   Sh           Sole                    12308
ALTERA CORPORATION                   Common          021441100  $    285     8295   Sh           Sole                     8295
AMERICAN EXPRESS COMPANY             Common          025816109  $  1,081    18812   Sh           Sole                    18812
ANALOG DEVICES INC                   Common          032654105  $    285     6783   Sh           Sole                     6783
APOLLO GROUP INC CL A                Common          037604105  $    270    12918   Sh           Sole                    12918
APPLE COMPUTER INC                   Common          037833100  $  1,465     2753   Sh           Sole                     2753
ASML HOLDING N V N Y REGISTRY        Common          N07059210  $    251     3901   Sh           Sole                     3901
ASTRA ZENECA PLC ADR                 ADR             046353108  $    274     5801   Sh           Sole                     5801
AT&T INC                             Common          00206R102  $    379    11261   Sh           Sole                    11261
AVAGO TECHNOLOGIES LTD     SHS       Common          Y0486S104  $    253     8020   Sh           Sole                     8020
AVALONBAY CMNTYS INC                 Common          053484101  $    674     4976   Sh           Sole                     4976
AVIS BUDGET GROUP INC                Common          053774105  $    450    22753   Sh           Sole                    22753
BANK OF AMERICA CORP                 Common          060505104  $    165    14258   Sh           Sole                    14258
BARCLAYS BK PLC IPATH S&P500 VIX     ETN             06740C188  $  7,933   249393   Sh           Sole                   249393
BAXTER INTERNATIONAL INC             Common          071813109  $    287     4312   Sh           Sole                     4312
BERKSHIRE HATHAWAY CL B              Common          084670702  $ 12,384   138063   Sh           Sole                   138063
BIOGEN IDEC INC                      Common          09062X103  $    269     1841   Sh           Sole                     1841
CAMPBELL SOUP COMPANY                Common          134429109  $  4,300   123261   Sh           Sole                   123261
CAPITAL ONE FINL CORP                Common          14040H105  $    268     4632   Sh           Sole                     4632
CARDINAL HEALTH INC                  Common          14149Y108  $    273     6644   Sh           Sole                     6644
CENTURYTEL INC                       Common          156700106  $  1,070    27364   Sh           Sole                    27364
CGI GROUP INC CL A SUB VTG SHS       Common          39945C109  $    274    11884   Sh           Sole                    11884
CHECK POINT SOFTWARE TECH            Order           M22465104  $    273     5737   Sh           Sole                     5737
CIGNA CORPORATION                    Common          125509109  $    506     9471   Sh           Sole                     9471
CITIGROUP INC                        Common          172967424  $    874    22109   Sh           Sole                    22109
COACH INC                            Common          189754104  $    263     4741   Sh           Sole                     4741
COLGATE-PALMOLIVE CO                 Common          194162103  $    274     2622   Sh           Sole                     2622
CREDIT SUISSE CUSHING 30 MLP ETN     ETN             22542D852  $  9,153   379183   Sh           Sole                   379183
CRESTWOOD MIDSTREAM PRTNERS
   COM UNITS REPS                    COM UNITS REPS  226372100  $    351    16330   Sh           Sole                    16330
DISH NETWORK CORPORATION             Common          25470M109  $    280     7708   Sh           Sole                     7708
DOLLAR TREE INC                      Common          256746108  $    274     6758   Sh           Sole                     6758
DWS MUN INCOME TR   COM              Common          23338M106  $    397    27617   Sh           Sole                    27617
EATON VANCE BUY-WRITE INCOME         Common          27828X100  $  4,337   309160   Sh           Sole                   309160
EBAY INC                             Common          278642103  $    715    14039   Sh           Sole                    14039
ENSCO PLC    SHS CLASS A             Common          G3157S106  $    556     9383   Sh           Sole                     9383
EXPRESS SCRIPTS HOLDING COMPANY      Common          30219G108  $    270     5017   Sh           Sole                     5017
EXXON MOBIL CORP                     Common          30231G102  $    274     3172   Sh           Sole                     3172
FIFTH STREET FINANCE CORP            Common          31678A103  $  2,233   214325   Sh           Sole                   214325
FINANCIAL SELECT SECTOR SPDR ETF     ETF             81369Y605  $ 16,778  1023719   Sh           Sole                  1023719
FOSTER WHEELER AGR                   Common          H27178104  $    825    33939   Sh           Sole                    33939
GANNETT CO INC                       Common          364730101  $ 10,546   585590   Sh           Sole                   585590
GARMIN LTD SHS ISIN #CH0114405324
   MER FROM                          Common          H2906T109  $    264     6500   Sh           Sole                     6500
GENERAL ELECTRIC COMPANY             Common          369604103  $    848    40415   Sh           Sole                    40415
GENERAL MTRS CO    COM               Common          37045V100  $    565    19620   Sh           Sole                    19620
GILEAD SCIENCES INC                  Common          375558103  $    286     7790   Sh           Sole                     7790
GOLDMAN SACHS GROUP INC              Common          38141G104  $    287     2250   Sh           Sole                     2250
GOOGLE INC CL A                      Common          38259P508  $    292      413   Sh           Sole                      413
GUGGENHEIM/BEACON SPIN-OFF ETF       ETF             18383M605  $ 26,086   880127   Sh           Sole                   880127
GUGGENHEIM/RAYMOND JAMES SB1 ETF     ETF             18383M613  $ 25,909  1103938   Sh           Sole                  1103938
GUGGENHEIM/SABRIENT INSIDER ETF      ETF             18383M209  $ 25,220   725719   Sh           Sole                   725719
HCA HOLDINGS INC     COM             Common          40412C101  $    404    13416   Sh           Sole                    13416
HESS CORP                            Common          42809H107  $    475     8974   Sh           Sole                     8974
HEWLETT-PACKARD COMPANY              Common          428236103  $    265    18601   Sh           Sole                    18601
INTERNATIONAL BUSINESS MACHINE       Common          459200101  $  1,198     6256   Sh           Sole                     6256
IPATH DJ-UBS COFFEE ETN              ETN             06739H297  $  9,765   301676   Sh           Sole                   301676
ISHARES 20+ YR TREASURY ETF          ETF             464287432  $  7,525    62098   Sh           Sole                    62098
ISHARES BARCLAYS TIPS ETF            ETF             464287176  $  1,159     9547   Sh           Sole                     9547
ISHARES GOLD TRUST ETF               ETF             464285105  $ 41,256  2534322   Sh           Sole                  2534322
ISHARES IBOXX INVT GRADE CORP BD FD  ETF             464287242  $  1,676    13855   Sh           Sole                    13855
ISHARES INC      MSCI THAILAND       ETF             464286624  $  1,862    22583   Sh           Sole                    22583
ISHARES INC MSCI GERMANY             ETF             464286806  $  5,734   232169   Sh           Sole                   232169
ISHARES INC MSCI UTD KINGDM          ETF             464286699  $  5,453   303985   Sh           Sole                   303985
ISHARES LEHMAN 1-3 YEAR
   TREASURY BOND                     ETF             464287457  $    383     4538   Sh           Sole                     4538
ISHARES LEHMAN SHORT TREASURY BOND   ETF             464288679  $    370     3361   Sh           Sole                     3361
ISHARES MSCI CANADA ETF              ETF             464286509  $  8,906   313601   Sh           Sole                   313601
ISHARES MSCI CHILE ETF               ETF             464286640  $ 24,510   387574   Sh           Sole                   387574
ISHARES MSCI JAPAN ETF               ETF             464286848  $  3,203   328558   Sh           Sole                   328558
ISHARES MSCI TURKEY ETF              ETF             464286715  $ 26,086   390637   Sh           Sole                   390637
ISHARES RUSSELL 3000 INDEX ETF       ETF             464287689  $  1,371    16198   Sh           Sole                    16198
ISHARES TR INDEX
   DJ OIL EQUIP                      ETF             464288844  $    504     9890   Sh           Sole                     9890
ISHARES TR MSCI EAFE INDEX           ETF             464287465  $    246     4331   Sh           Sole                     4331
ISHARES TR RUSSELL 1000 GROWTH       ETF             464287614  $ 16,973   259184   Sh           Sole                   259184
J.P. MORGAN CHASE & CO               Common          46625H100  $  1,698    38627   Sh           Sole                    38627
JOY GLOBAL INC                       Common          481165108  $    300     4707   Sh           Sole                     4707
JPMORGAN ALERIAN MLP INDEX ETN       ETN             46625H365  $ 11,136   289552   Sh           Sole                   289552
KOHLS CORP                           Common          500255104  $    263     6141   Sh           Sole                     6141
LINCOLN NATL CORP IND                Common          534187109  $    502    19418   Sh           Sole                    19418
LORILLARD INC                        Common          544147101  $    270     6945   Sh           Sole                     6945
MARKET VECTORS ETF TR
   MKTVEC INTMUET                    ETF             57060U845  $  1,387    58674   Sh           Sole                    58674
MATTEL INCORPORATED                  Common          577081102  $    275     7522   Sh           Sole                     7522
MC DONALDS CORP                      Common          580135101  $    272     3094   Sh           Sole                     3094
MCGRAW-HILL COMPANIES INC            Common          580645109  $    270     4949   Sh           Sole                     4949
MCKESSON HBOC INC.                   Common          58155Q103  $    281     2905   Sh           Sole                     2905
METLIFE INC                          Common          59156R108  $    619    18803   Sh           Sole                    18803
MICROSOFT CORP                       Common          594918104  $    247     9272   Sh           Sole                     9272
MOODYS CORP                          Common          615369105  $    283     5641   Sh           Sole                     5641
MORGAN STANLEY CHINA A SHARE         Common          617468103  $  4,788   199115   Sh           Sole                   199115
MYLAN LABS INC                       Common          628530107  $    762    27770   Sh           Sole                    27770
NEUBERGER BERMAN INTER MUNI COM      Common          64124P101  $    905    55934   Sh           Sole                    55934
NEW YORK TIMES CL A                  Common          650111107  $  4,110   481832   Sh           Sole                   481832
NORDSTROM INC                        Common          655664100  $    264     4948   Sh           Sole                     4948
ODYSSEY MARINE EXPLORATION           Common          676118102  $ 28,462  9583212   Sh           Sole                  9583212
ORACLE CORPORATION                   Common          68389X105  $  1,312    39396   Sh           Sole                    39396
PHILIP MORRIS INTL INC               Common          718172109  $    262     3143   Sh           Sole                     3143
PHILLIPS 66                          Common          718546104  $  7,300   137479   Sh           Sole                   137479
POWERSHARES ETF TRUST
   PRVT EQTY PORT                    ETF             73935X195  $    123    12178   Sh           Sole                    12178
POWERSHARES GLOBAL ETF FD
   S&P 500 BUYWRT                    ETF             73936G308  $    426    21711   Sh           Sole                    21711
PROSHARES SHORT MSCI EAFE ETF        ETF             74347R370  $ 30,964   745962   Sh           Sole                   745962
PROSHARES SHORT MSCI EM ETF          ETF             74347R396  $ 40,823  1530118   Sh           Sole                  1530118
PROSHARES SHORT R2000 ETF            ETF             74347R826  $118,439  4870045   Sh           Sole                  4870045
PROSHARES SHORT S&P 500 ETF          ETF             74347R503  $  8,859   260338   Sh           Sole                   260338
PROSHARES TR    PSHS SHT SCAP6       ETF             74347R784  $    765    36520   Sh           Sole                    36520
PRUDENTIAL FINL INC                  Common          744320102  $    721    13520   Sh           Sole                    13520
ROGERS COMMUNICATIONS INC            Common          775109200  $    285     6268   Sh           Sole                     6268
SALLY BEAUTY HLDGS INC               Common          79546E104  $    590    25062   Sh           Sole                    25062
SCHLUMBERGER LTD                     Common          806857108  $    335     4846   Sh           Sole                     4846
SCHWAB STRATEGIC TR
   US BRD MKT ETF                    ETF             808524102  $  2,325    67593   Sh           Sole                    67593
SEADRILL LIMITED    SHS              Common          G7945E105  $  1,048    28483   Sh           Sole                    28483
SECTOR SPDR SHS BEN INT-BAS          ETF             81369Y100  $    520    13875   Sh           Sole                    13875
SPDR INDEX SHS FDS
   INTL HLTH ETF                     ETF             78463X681  $  2,378    66433   Sh           Sole                    66433
SPDR INDEX SHS FDS DJWS INTL REAL    ETF             78463X863  $  2,471    59775   Sh           Sole                    59775
SPDR S&P DIVIDEND ETF                ETF             78464A763  $    679    11691   Sh           Sole                    11691
SPDR S&P INTL DIVIDEND               ETF             78463X772  $  3,663    76145   Sh           Sole                    76145
SPDR S&P MIDCAP 400 ETF TR
   UTSER1 S&PDCRP                    ETF             78467Y107  $  2,891    15570   Sh           Sole                    15570
SPDR TR UNIT SER 1                   ETF             78462F103  $  5,639    39602   Sh           Sole                    39602
SSGA ACTIVE ETF TR
   MULT ASS RLRTN                    ETF             78467V103  $    686    22402   Sh           Sole                    22402
STATE STR CORP                       Common          857477103  $    921    19605   Sh           Sole                    19605
TECK CORP B                          Common          878742204  $    291     8022   Sh           Sole                     8022
THE ADT CORPORATION   COM            Common          00101J106  $ 11,793   253687   Sh           Sole                   253687
TJX COS INC NEW                      Common          872540109  $    276     6523   Sh           Sole                     6523
UNITED CONTINENTAL HOLDINGS          Common          910047109  $  9,023   385950   Sh           Sole                   385950
UNITED TECHNOLOGIES CORP             Common          913017109  $    280     3421   Sh           Sole                     3421
VANGUARD EMERGING MKTS ETF           ETF             922042858  $ 27,710   622294   Sh           Sole                   622294
VANGUARD TOTAL BOND MARKET ETF       ETF             921937835  $ 13,825   164530   Sh           Sole                   164530
VANGUARD TOTAL STOCK MKT ETF         ETF             922908769  $ 25,543   348574   Sh           Sole                   348574
WATERS CORP                          Common          941848103  $    278     3199   Sh           Sole                     3199
WELLS FARGO NEW                      Common          949746101  $    285     8353   Sh           Sole                     8353
WESTERN DIGITAL CORP                 Common          958102105  $    319     7517   Sh           Sole                     7517
WEYERHAEUSER CO                      Common          962166104  $    524    18870   Sh           Sole                    18870
WISDOMTREE JAPAN HEDGED EQUITY       ETF             97717W851  $ 15,181   411656   Sh           Sole                   411656
YANDEX N V      SHS CLASS A          Common          N97284108  $    467    21691   Sh           Sole                    21691